Redeemable Convertible Preferred Stock and Stockholders' Deficit	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders' Deficit
12.	Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Preferred Equity
On June 28, 2024, the Company entered into a subscription agreement (the “Subscription Agreement”) with RTW, pursuant to which the Company agreed to sell to RTW 2,260,159 shares of a newly created series of preferred stock, the Series A non-voting
convertible preferred stock, par value $0.0001 per share (“Series A Preferred Stock”), and 90,407 private placement warrants (“Private Placement Warrants”) to purchase common stock, equal to the per share Public Offering (defined below) price for the shares of common stock and Public Offering Warrants (defined below) in the Public Offering (the “Private Placement”). The Private Placement closed on July 1, 2024 with net proceeds received of $2.5 million after deducting offering costs of $0.2 million.

The Private Placement Warrants met the definition of a derivative under ASC 815. The gross proceeds from the Private Placement were first allocated to the Private Placement Warrants based on its issue-date estimated fair value of $1.7 million. The Private Placement Warrants are subsequently remeasured at their estimated fair value on a recurring basis at each reporting period date, with a gain or loss recognized within Other income (expense). The remaining gross proceeds of $1.0 million were allocated to the Series A Preferred Stock. Of the $0.2 million in offering costs, $0.1 million was recorded against the Series A Preferred Stock as a reduction of proceeds and $0.1 million was expensed as general and administrative expenses in the condensed consolidated statement of operations and comprehensive loss.
The Allurion Certificate of Incorporation authorizes the issuance of up to 100,000,000 shares of Allurion preferred stock. As of September 30, 2024, 2,260,159 shares of Allurion Series A Preferred Stock were outstanding. The rights and preferences of the Series A Preferred Shares are as follows:
Voting Rights
The Series A Preferred Stockholders have no voting rights.
Dividend Rights
The Series A Preferred Stock participates in dividends with Common Stock on an as-converted
basis when declared by the Board of Directors. No dividends were declared through September 30, 2024.

Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution, or winding-up
of the Company, payment shall be made to the holders of shares of Series A Preferred Stock on a pari passu basis with all holders of Common Stock. Each Series A Preferred Stock holder shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of Common Stock would receive if such holder’s Series A Convertible Preferred Stock were fully converted to Common Stock plus an additional amount equal to any dividends declared but unpaid to such share.
Conversion Rights
Each share of Series A Preferred Stock is convertible after the date that the Company’s stockholders approve the conversion of the Series A Preferred Stock into shares of Common Stock in accordance with the listing rules of the NYSE (the “Series A Stockholder Approval”). Upon the Series A Stockholder Approval, each share of Series A Preferred Stock then outstanding shall automatically convert into (i) a number of shares of Common Stock equal to the number of Series A Preferred Stock outstanding at the time of conversion, adjustable for certain dilutive events, and
(ii) pre-funded
conversion warrants in the form agreed by the holder and the Company, exercisable for a number of shares of Common Stock equal to the number of Series A Preferred Stock outstanding at the time of conversion, adjustable for certain dilutive events.
Redemption
Each share of Series A Preferred Stock outstanding on December 31, 2026 (the “Redemption Date”) shall be automatically redeemed by the Company for cash at a redemption price equal to the volume-weighted average price per share of the Common Stock on the NYSE during the twenty consecutive trading day period ending and including the trading day immediately preceding the Redemption Date (the “Redemption Price”). The Series A Preferred Stock is redeemable at a determinable price (the Redemption Price) on a fixed date (the Redemption Date), which results in mezzanine equity classification (outside of permanent equity) on the Company’s consolidated balance sheet.
Common Equity
The Allurion Certificate of Incorporation authorizes the issuance of up to 1,000,000,000 shares of Allurion Common Stock. As of September 30, 2024 and December 31, 2023, 2,574,783 and 1,907,529 shares of Common Stock were outstanding, respectively.
On June 28, 2024, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Jefferies LLC and TD Securities (USA) LLC, as representative of the several underwriters (the “Underwriters”), pursuant to which the Company agreed to issue and sell 576,261 shares of the Company’s Common Stock and warrants (“Public Offering Warrants”) to purchase up to 576,261 shares of the Company’s Common Stock at an offering price of $30.00 per share and accompanying warrant (the “Public Offering”). The Public Offering closed on July 1, 2024 with net proceeds received of $15.2 million after deducting underwriting discounts of $1.0 million and offering costs of $1.0 million. The Underwriters fully exercised their option for additional Public Offering Warrants, with 86,440 additional Public Offering Warrants issued at closing, for a total of 662,701 Public Offering Warrants. Further, the Underwriters exercised a portion of the option with respect to the Common Stock (the “Share Overallotment”) on July 5, 2024 for net proceeds of $2.2 million, which resulted in the issuance of 77,091 shares of the Company’s Common Stock at an offering price of $30.00 per share.
The Public Offering Warrants met the definition of a derivative under ASC 815 and the Share Overallotment met the requirements for equity classification under ASC 815. The $17.4 million in net proceeds from the Public Offering and exercise of the Share Overallotment were first allocated to the Public
Offering
Warrants
 based on their issue-date estimated fair value of $13.2 million. The Public Offering Warrants are subsequently remeasured at their estimated fair value on a recurring basis at each reporting period date, with a gain or loss recognized within Other income (expense). The $0.8 million offerings costs allocated to the Public Offering Warrants were expensed as general and administrative expenses in the condensed consolidated statement of operations and comprehensive loss. The remaining net proceeds of $5.1 million were allocated to Common Stock and APIC.
The number of shares of Common Stock that have been reserved for issuance upon the potential conversion or exercise, as applicable, of the Company’s securities as of September 30, 2024, is as follows:

Outstanding options to purchase Common Stock	284,332
Restricted Stock Units	21,230
Warrants to purchase Common Stock	769,257
Shares of Common Stock issued upon the exercise of Public Warrants	750,383
Series A Preferred Stock	90,407
Earn-Out Shares	360,000
Convertible Notes	19,168

Total	2,294,777
Warrants to Purchase Common Stock
In connection with the closing of the Business Combination, all outstanding warrants to purchase Legacy Allurion preferred stock and Legacy Allurion common stock were converted into Rollover Warrants to purchase Allurion Common Stock using the Exchange Ratio. As of September 30, 2024, there were 16,151 Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

In connection with the Public Offering and Private Placement, we issued the Public Offering Warrants and Private Placement Warrants. As of September 30, 2024, there were 662,701 Public Offering Warrants and 90,407 Private Placement Warrants outstanding to purchase Common Stock.

September 30, 2024
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.2	Common Stock	Equity	1,771	$61.00
3/30/2021	6.5	Common Stock	Liability	5,203	168.25
9/15/2022	8.0	Common Stock	Liability	1,810	303.50
6/4/2022	7.7	Common Stock	Liability	1,810	303.50
1/17/2017	2.3	Common Stock	Equity	2,934	0.50
8/3/2017	2.8	Common Stock	Equity	392	28.25
9/8/2017	2.9	Common Stock	Liability	1,151	26.25
6/19/2018	3.7	Common Stock	Liability	720	26.25
6/25/2019	4.7	Common Stock	Liability	360	26.25
7/1/2024	4.8	Common Stock	Liability	753,106	30.00

				769,257

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common Stock	Equity	1,771	$61.00
3/30/2021	7.2	Common Stock	Liability	5,203	168.25
9/15/2022	8.7	Common Stock	Liability	1,810	303.50
6/4/2022	8.4	Common Stock	Liability	1,810	303.50
1/17/2017	3.0	Common Stock	Equity	2,934	0.50
8/3/2017	3.6	Common Stock	Equity	392	28.25
9/8/2017	3.7	Common Stock	Liability	1,151	26.25
6/19/2018	4.5	Common Stock	Liability	720	26.25
6/25/2019	5.5	Common Stock	Liability	360	26.25

				16,151

In Compute Health’s initial public offering, it sold units at a price of $10.00 per unit, which consisted of one share of Class A Common Stock, $0.0001 par value, of Compute Health (“Class A Common Stock”) and one-half
of a redeemable warrant (each a “Public Warrant”) that entitled the holder to purchase one share of Class A Common Stock of CPUH at a price of $11.50 per share. On July 26, 2023, Compute Health’s Public Warrant holders approved an amendment (the “Warrant Amendment”) to the warrant agreement that governed all Compute Health’s Public Warrants. Per the terms of the Warrant Amendment, upon completion of the Business Combination after giving effect to the Reverse Stock Split, each of the outstanding Compute Health Public Warrants became exercisable for
0.056818 shares of the Company’s Common Stock at an exercise price of $202.50 per share and each whole Compute Health Public Warrant was exchanged for 0.6125
(prior to giving effect to the Reverse Stock Split) Allurion Public Warrants in the Business Combination. The Public Warrants will expire August 1, 2030, seven years after the completion of the Business Combination, or earlier upon redemption or liquidation.
The Company may redeem the outstanding Public Warrants for cash at a price of $0.25 per Public Warrant at any time commencing 90 days after the completion of the Business Combination, and provided that the last sales price the Company’s Common Stock equals or exceeds $316.75 per share of any 20 trading days within a
30-day
trading period ending on the third trading day prior to the date on which notice of redemption is given.
The Company may redeem the outstanding Public Warrants for shares of our Common Stock at a price of $2.50 per Public Warrant at any time commencing 90 days after the completion of the Business Combination, and provided that the last sales price of the Company’s Common Stock equals or exceeds $176.00 per share of any 20 trading days within a
30-day
trading period ending on the third trading day prior to the date on which notice of redemption is given. Holders of the Public Warrants will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value (the “Redemption Fair Market Value”) of the shares of the Company’s Common Stock. The Redemption Fair Market Value is determined based on the volume weighted average price of the Company’s Common Stock for the ten trading days immediately following the date on which notice of redemption is sent to the holders. As of September 30, 2024, the Company has not redeemed any of the outstanding Public Warrants. As of September 30, 2024, there were 528,269 outstanding Public Warrants exercisable for 750,383 shares of Allurion Common Stock.
Chardan Equity Facility
On December 18, 2023, we entered into a ChEF Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement, each with Chardan Capital Markets (“Chardan”) related to a “ChEF,” Chardan’s committed equity facility (the “Chardan Equity Facility”). Pursuant to the Purchase Agreement, the Company has the right from time to time at its option to sell to Chardan up to the lesser of (i) $100,000,000 in aggregate gross purchase price of newly issued shares of the Company’s Common Stock, and (ii) 379,299 shares of Common
Stock, which number of shares is equal to
19.99% of the shares of the Common Stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”). In consideration for Chardan’s entry into the Purchase Agreement, Allurion issued to Chardan 1,421 shares of Allurion Common Stock (the “Commitment Shares”). The Company recorded $0.1 million to additional paid-in
capital and $0.1 million of expense in connection with the issuance of the Commitment Shares. The Company expensed an additional $0.1 million related to a non-refundable
structuring fee immediately following commencement. As of September 30, 2024, the Company had sold 5,730 shares of Common Stock to Chardan at a purchase price of $0.4 million in connection with the Purchase Agreement.